IVY FUNDS

6300 LAMAR AVENUE

P.O. BOX 29217

SHAWNEE MISSION, KS 66201-9217

Via EDGAR Transmission

March 23, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ivy Funds Variable Insurance Portfolios

Registration Statement on Form N-14

File Numbers: 333-172671

Dear Sir or Madam:

On March 8, 2011, Ivy Funds (the “Registrant”) filed a Registration Statement on Form N-14 (File No. 333-172671) (the “Registration Statement”) with the Securities and Exchange Commission (the “Commission”). The Registration Statement relates to the proposed acquisition of the assets and liabilities of Ivy Capital Appreciation Fund, a series of the Registrant, by Ivy Large Cap Growth Fund, a series of the Registrant. The Registrant inadvertently omitted the following delaying amendment language on the cover page of the Registration Statement:

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

If you have any questions or require additional information, please contact me at 913-236-2432. Thank you for your attention to this matter.

Very truly yours,

/s/ Mara Herrington

Mara Herrington

Vice President and Secretary